Accumulated Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	Sep. 30, 2013 Reclassifications from AOCI Predecessor	May 13, 2014 Reclassifications from AOCI Predecessor	Sep. 30, 2013 Reclassifications from AOCI Predecessor	Sep. 30, 2013 Cash flow hedges Reclassifications from AOCI Predecessor	May 13, 2014 Cash flow hedges Reclassifications from AOCI Predecessor	Sep. 30, 2013 Cash flow hedges Reclassifications from AOCI Predecessor	Sep. 30, 2013 Cash flow hedges De-designated as hedges Reclassifications from AOCI Predecessor	May 13, 2014 Cash flow hedges De-designated as hedges Reclassifications from AOCI Predecessor	Sep. 30, 2013 Cash flow hedges De-designated as hedges Reclassifications from AOCI Predecessor	Sep. 30, 2013 Cash flow hedges Interest rate swap agreements Reclassifications from AOCI Predecessor	May 13, 2014 Cash flow hedges Interest rate swap agreements Reclassifications from AOCI Predecessor	Sep. 30, 2013 Cash flow hedges Interest rate swap agreements Reclassifications from AOCI Predecessor
Accumulated other comprehensive (loss) income
Other expenses			$ (99,230)	$ (3,298)	$ (108,174)				$ (294)	$ (428)	$ (889)	$ (282)	$ (416)	$ (847)	$ (12)	$ (12)	$ (42)
Total	$ (652,832)	$ (1,031,493)	$ (2,158,116)	$ (1,406,723)	$ (4,210,123)	$ (294)	$ (428)	$ (889)